Schedule of Investments (unaudited)	iShares® Expanded Tech Sector ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.9%
ADTRAN Inc.	16,579	$290,630
Arista Networks Inc.(a)	78,132	7,324,094
Calix Inc.(a)	19,327	659,824
Ciena Corp.(a)	52,818	2,413,783
Cisco Systems Inc.	1,443,901	61,567,939
Clearfield Inc.(a)	3,879	240,304
CommScope Holding Co. Inc.(a)	71,004	434,544
Digi International Inc.(a)	12,189	295,217
DZS Inc.(a)	5,945	96,725
Extreme Networks Inc.(a)	46,865	418,036
F5 Inc.(a)	20,996	3,213,228
Harmonic Inc.(a)	36,335	315,024
Infinera Corp.(a)	73,175	392,218
Juniper Networks Inc.	112,179	3,197,101
Lumentum Holdings Inc.(a)(b)	23,957	1,902,665
Motorola Solutions Inc.	58,086	12,174,826
NETGEAR Inc.(a)	9,027	167,180
NetScout Systems Inc.(a)(b)	26,083	882,909
Plantronics Inc.(a)	14,770	586,074
Ubiquiti Inc.(b)	2,098	520,744
Viasat Inc.(a)	26,225	803,272
Viavi Solutions Inc.(a)	79,068	1,046,070
		98,942,407
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries Inc.	13,278	969,028
Amphenol Corp., Class A	207,327	13,347,712
Arrow Electronics Inc.(a)	22,928	2,570,000
Avnet Inc.	33,915	1,454,275
Badger Meter Inc.	10,029	811,246
Belden Inc.	15,223	810,929
Benchmark Electronics Inc.	12,661	285,632
CDW Corp./DE	46,912	7,391,455
Celestica Inc.(a)(b)	37,692	366,366
Cognex Corp.	60,322	2,564,891
Coherent Inc.(a)	8,601	2,289,758
Corning Inc.	264,433	8,332,284
ePlus Inc.(a)	9,477	503,418
Fabrinet(a)	13,041	1,057,625
II-VI Inc.(a)(b)	36,849	1,877,457
Insight Enterprises Inc.(a)(b)	12,060	1,040,537
IPG Photonics Corp.(a)	12,067	1,135,867
Itron Inc.(a)	15,610	771,602
Jabil Inc.	49,030	2,510,826
Keysight Technologies Inc.(a)	63,182	8,709,639
Knowles Corp.(a)	32,128	556,778
Littelfuse Inc.	8,682	2,205,575
Methode Electronics Inc.	12,688	469,964
Mirion Technologies Inc.(a)(b)	36,034	207,556
National Instruments Corp.	45,439	1,419,060
Novanta Inc.(a)(b)	12,550	1,521,939
OSI Systems Inc.(a)	5,697	486,752
PAR Technology Corp.(a)	9,320	349,407
Plexus Corp.(a)	9,468	743,238
Rogers Corp.(a)	6,469	1,695,460
Sanmina Corp.(a)	21,125	860,421
TD SYNNEX Corp.	14,245	1,297,720
TE Connectivity Ltd.	112,167	12,691,696
Teledyne Technologies Inc.(a)	16,264	6,100,789
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	86,850	$5,057,276
TTM Technologies Inc.(a)	34,766	434,575
Vishay Intertechnology Inc.	45,431	809,580
Vontier Corp.	55,902	1,285,187
Zebra Technologies Corp., Class A(a)	18,233	5,359,590
		102,353,110
Entertainment — 2.0%
Activision Blizzard Inc.	271,933	21,172,703
Electronic Arts Inc.	97,641	11,878,028
Netflix Inc.(a)	154,444	27,007,622
Playtika Holding Corp.(a)	37,019	490,132
Take-Two Interactive Software Inc.(a)	54,889	6,725,549
		67,274,034
Interactive Media & Services — 13.5%
Alphabet Inc., Class A(a)	71,809	156,490,481
Alphabet Inc., Class C, NVS(a)	65,842	144,026,083
Bumble Inc., Class A(a)(b)	25,819	726,805
Cargurus Inc.(a)	30,823	662,386
Eventbrite Inc., Class A(a)	28,738	295,139
IAC/InterActiveCorp.(a)(b)	29,096	2,210,423
Match Group Inc.(a)	99,158	6,910,321
Meta Platforms Inc, Class A(a)	797,178	128,544,953
Pinterest Inc., Class A(a)	200,608	3,643,041
Snap Inc., Class A, NVS(a)	378,750	4,972,988
TripAdvisor Inc.(a)	34,914	621,469
Twitter Inc.(a)(b)	264,839	9,902,330
Vimeo Inc.(a)(b)	56,559	340,485
Yelp Inc.(a)	22,783	632,684
Ziff Davis Inc.(a)	16,421	1,223,857
ZoomInfo Technologies Inc.(a)(b)	105,044	3,491,663
		464,695,108
Internet & Direct Marketing Retail — 9.0%
Amazon.com Inc.(a)	2,722,798	289,188,376
Chewy Inc., Class A(a)	31,470	1,092,638
ContextLogic Inc., Class A(a)(b)	113,192	181,107
DoorDash Inc., Class A(a)	57,952	3,718,780
eBay Inc.	194,378	8,099,731
Etsy Inc.(a)(b)	44,136	3,231,197
Overstock.com Inc.(a)(b)	15,550	388,905
Qurate Retail Inc., Series A	116,111	333,239
Revolve Group Inc.(a)	13,925	360,797
Shutterstock Inc.	8,300	475,673
Stitch Fix Inc., Class A(a)	28,113	138,878
Wayfair Inc., Class A(a)(b)	27,488	1,197,377
		308,406,698
IT Services — 17.0%
Accenture PLC, Class A	220,157	61,126,591
Affirm Holdings Inc.(a)(b)	57,181	1,032,689
Akamai Technologies Inc.(a)(b)	55,658	5,083,245
Automatic Data Processing Inc.	145,208	30,499,488
BigCommerce Holdings Inc., Series 1(a)	22,203	359,689
Block Inc.(a)(b)	174,727	10,738,721
Bread Financial Holdings Inc.	17,699	655,925
Broadridge Financial Solutions Inc.	40,701	5,801,928
CGI Inc.(a)(b)	74,027	5,896,991
Cloudflare Inc., Class A(a)	97,886	4,282,512
Cognizant Technology Solutions Corp., Class A	180,952	12,212,450
Concentrix Corp.	14,885	2,019,001
Conduent Inc.(a)	60,330	260,626

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
CSG Systems International Inc.	10,770	$642,754
Cyxtera Technologies Inc.(a)(b)	11,488	130,274
DXC Technology Co.(a)	84,883	2,572,804
EPAM Systems Inc.(a)	19,843	5,849,320
Euronet Worldwide Inc.(a)	17,551	1,765,455
EVERTEC Inc.	21,092	777,873
ExlService Holdings Inc.(a)	11,488	1,692,527
Fastly Inc., Class A(a)(b)	39,694	460,847
Fidelity National Information Services Inc.	212,435	19,473,916
Fiserv Inc.(a)	202,374	18,005,215
FleetCor Technologies Inc.(a)(b)	26,853	5,642,084
Gartner Inc.(a)	27,963	6,762,292
Genpact Ltd.	59,141	2,505,213
Global Payments Inc.	97,751	10,815,171
GoDaddy Inc., Class A(a)	56,161	3,906,559
Grid Dynamics Holdings Inc.(a)(b)	17,658	297,008
International Business Machines Corp.	312,624	44,139,383
Jack Henry & Associates Inc.	25,298	4,554,146
Kyndryl Holdings Inc.(a)	64,471	630,526
Marqeta Inc., Class A(a)	126,221	1,023,652
Mastercard Inc., Class A	298,494	94,168,887
Maximus Inc.	21,265	1,329,275
MongoDB Inc., Class A(a)	23,530	6,106,035
Nuvei Corp.(a)(c)	22,106	799,574
Okta Inc.(a)	52,357	4,733,073
Paychex Inc.	111,558	12,703,109
Payoneer Global Inc.(a)(b)	73,201	286,948
PayPal Holdings Inc.(a)	402,549	28,114,022
Perficient Inc.(a)	12,128	1,112,016
Rackspace Technology Inc.(a)(b)	24,616	176,497
Repay Holdings Corp.(a)(b)	25,619	329,204
Sabre Corp.(a)(b)	114,190	665,728
Shift4 Payments Inc., Class A(a)	19,119	632,074
Shopify Inc., Class A(a)	396,480	12,386,035
Snowflake Inc., Class A(a)	84,107	11,695,919
SolarWinds Corp.	15,443	158,291
Squarespace Inc., Class A(a)(b)	9,502	198,782
SS&C Technologies Holdings Inc.	76,960	4,469,067
Switch Inc., Class A(b)	48,047	1,609,575
TELUS International CDA Inc.(a)(b)	21,777	545,949
TTEC Holdings Inc.	6,321	429,133
Twilio Inc., Class A(a)(b)	59,751	5,007,731
Unisys Corp.(a)	22,918	275,704
VeriSign Inc.(a)	33,090	5,536,950
Verra Mobility Corp.(a)	45,485	714,569
Visa Inc., Class A(b)	572,017	112,624,427
Western Union Co. (The)	134,032	2,207,507
WEX Inc.(a)	15,578	2,423,314
		583,056,270
Semiconductors & Semiconductor Equipment — 18.2%
ACM Research Inc., Class A(a)(b)	12,495	210,291
Advanced Micro Devices Inc.(a)	563,254	43,072,033
Allegro MicroSystems Inc.(a)	18,597	384,772
Ambarella Inc.(a)	13,043	853,795
Amkor Technology Inc.	35,339	598,996
Analog Devices Inc.	181,936	26,579,030
Applied Materials Inc.	307,086	27,938,684
Axcelis Technologies Inc.(a)	11,843	649,470
Broadcom Inc.	141,910	68,941,297
Cirrus Logic Inc.(a)	19,722	1,430,634
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
CMC Materials Inc.	9,879	$1,723,787
Cohu Inc.(a)	16,461	456,793
Diodes Inc.(a)	15,869	1,024,661
Enphase Energy Inc.(a)	46,882	9,153,242
Entegris Inc.	47,179	4,346,601
First Solar Inc.(a)	34,322	2,338,358
FormFactor Inc.(a)	26,787	1,037,461
Ichor Holdings Ltd.(a)	9,560	248,369
Impinj Inc.(a)(b)	7,064	414,445
Intel Corp.	1,421,250	53,168,963
KLA Corp.	51,922	16,567,272
Kulicke & Soffa Industries Inc.	20,530	878,889
Lam Research Corp.	48,243	20,558,754
Lattice Semiconductor Corp.(a)	48,225	2,338,913
MACOM Technology Solutions Holdings Inc., Class H(a)	17,194	792,643
Marvell Technology Inc.	295,362	12,857,108
MaxLinear Inc.(a)	24,948	847,733
Microchip Technology Inc.	193,041	11,211,821
Micron Technology Inc.	388,323	21,466,495
MKS Instruments Inc.	19,222	1,972,754
Monolithic Power Systems Inc.	15,275	5,866,211
Nvidia Corp.	870,342	131,935,144
NXP Semiconductors NV	91,163	13,494,859
ON Semiconductor Corp.(a)	150,861	7,589,817
Onto Innovation Inc.(a)(b)	17,373	1,211,593
Power Integrations Inc.	20,245	1,518,577
Qorvo Inc.(a)	37,648	3,550,959
Qualcomm Inc.	389,288	49,727,649
Rambus Inc.(a)	38,570	828,869
Semtech Corp.(a)	22,036	1,211,319
Silicon Laboratories Inc.(a)(b)	12,701	1,780,934
SiTime Corp.(a)	5,485	894,220
Skyworks Solutions Inc.	55,874	5,176,167
SolarEdge Technologies Inc.(a)	19,230	5,262,866
SunPower Corp.(a)	29,686	469,336
Synaptics Inc.(a)	13,931	1,644,555
Teradyne Inc.	55,623	4,981,040
Texas Instruments Inc.	320,514	49,246,976
Ultra Clean Holdings Inc.(a)	15,974	475,546
Universal Display Corp.	15,285	1,545,925
Wolfspeed Inc.(a)(b)	42,926	2,723,655
		625,200,281
Software — 24.2%
8x8 Inc.(a)	41,702	214,765
ACI Worldwide Inc.(a)	39,854	1,031,820
Adobe Inc.(a)	164,231	60,118,400
Alarm.com Holdings Inc.(a)	15,905	983,883
Altair Engineering Inc., Class A(a)(b)	17,905	940,012
Alteryx Inc., Class A(a)(b)	21,039	1,018,708
Ansys Inc.(a)	30,203	7,227,276
Appfolio Inc., Class A(a)(b)	6,842	620,159
Appian Corp.(a)	14,292	676,869
Asana Inc., Class A(a)(b)	29,269	514,549
Aspen Technology Inc.(a)	9,680	1,778,022
Autodesk Inc.(a)	75,526	12,987,451
Avalara Inc.(a)	30,636	2,162,902
Bentley Systems Inc., Class B(b)	64,899	2,161,137
Bill.com Holdings Inc.(a)(b)	32,179	3,537,759
Black Knight Inc.(a)	54,152	3,540,999
Blackbaud Inc.(a)	15,758	915,067

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
BlackBerry Ltd.(a)	182,334	$982,780
Blackline Inc.(a)(b)	18,817	1,253,212
Box Inc., Class A(a)(b)	49,797	1,251,897
BTRS Holdings Inc., Class 1(a)	28,602	142,438
C3.ai Inc., Class A(a)(b)	26,014	475,016
Cadence Design Systems Inc.(a)	95,744	14,364,472
CDK Global Inc.	40,548	2,220,814
Cerence Inc.(a)(b)	14,090	355,491
Ceridian HCM Holding Inc.(a)	48,219	2,270,150
Citrix Systems Inc.	43,304	4,207,850
CommVault Systems Inc.(a)	15,480	973,692
Confluent Inc., Class A(a)(b)	40,661	944,962
Consensus Cloud Solutions Inc.(a)	5,444	237,794
Coupa Software Inc.(a)	26,324	1,503,100
Crowdstrike Holdings Inc., Class A(a)	74,077	12,486,419
CS Disco Inc.(a)	4,255	76,760
Datadog Inc., Class A(a)	89,421	8,516,456
Descartes Systems Group Inc. (The)(a)(b)	29,837	1,851,684
Digital Turbine Inc.(a)	31,100	543,317
Docebo Inc.(a)(b)	4,512	129,359
DocuSign Inc.(a)	69,748	4,002,140
Dolby Laboratories Inc., Class A	22,501	1,610,172
Domo Inc., Class B(a)	10,679	296,876
Dropbox Inc., Class A(a)	92,988	1,951,818
Duck Creek Technologies Inc.(a)(b)	27,567	409,370
Dynatrace Inc.(a)	68,456	2,699,905
E2open Parent Holdings Inc.(a)(b)	63,818	496,504
Elastic NV(a)	25,683	1,737,969
Envestnet Inc.(a)	13,228	698,042
Everbridge Inc.(a)	14,037	391,492
Fair Isaac Corp.(a)	9,004	3,609,704
Five9 Inc.(a)	24,349	2,219,168
Fortinet Inc.(a)(b)	231,300	13,086,954
Guidewire Software Inc.(a)	29,367	2,084,763
HubSpot Inc.(a)(b)	15,823	4,757,185
InterDigital Inc.	10,967	666,794
Intuit Inc.	98,299	37,888,367
Jamf Holding Corp.(a)(b)	19,761	489,480
Lightspeed Commerce Inc.(a)(b)	47,077	1,049,817
LivePerson Inc.(a)	23,996	339,303
LiveRamp Holdings Inc.(a)	24,002	619,492
Mandiant Inc.(a)	83,028	1,811,671
Manhattan Associates Inc.(a)	21,913	2,511,230
Marathon Digital Holdings Inc.(a)(b)	36,172	193,158
Matterport Inc.(a)(b)	76,940	281,600
Microsoft Corp.	1,194,354	306,745,938
MicroStrategy Inc., Class A(a)(b)	3,284	539,561
Momentive Global Inc.(a)	46,557	409,702
N-able Inc.(a)(b)	23,130	208,170
nCino Inc.(a)(b)	20,208	624,831
NCR Corp.(a)	47,624	1,481,583
New Relic Inc.(a)	20,992	1,050,650
NortonLifeLock Inc.	202,023	4,436,425
Nutanix Inc., Class A(a)(b)	78,074	1,142,223
Open Text Corp.(b)	93,912	3,553,630
Oracle Corp.	547,163	38,230,279
PagerDuty Inc.(a)	26,973	668,391
Palantir Technologies Inc., Class A(a)(b)	568,372	5,155,134
Palo Alto Networks Inc.(a)(b)	34,266	16,925,348
Paycom Software Inc.(a)	16,719	4,683,326
Security	Shares	Value

Software (continued)
Paylocity Holding Corp.(a)	13,768	$2,401,415
Pegasystems Inc.	14,396	688,705
Ping Identity Holding Corp.(a)	22,466	407,533
Progress Software Corp.	15,572	705,412
PROS Holdings Inc.(a)	14,885	390,434
PTC Inc.(a)(b)	36,553	3,887,046
Q2 Holdings Inc.(a)	20,029	772,519
Qualtrics International Inc., Class A(a)	36,382	455,139
Qualys Inc.(a)	11,771	1,484,794
Rapid7 Inc.(a)	20,149	1,345,953
RingCentral Inc., Class A(a)	29,557	1,544,649
Riot Blockchain Inc.(a)(b)	35,322	147,999
Roper Technologies Inc.	36,773	14,512,464
SailPoint Technologies Holdings Inc.(a)	32,875	2,060,605
Salesforce Inc.(a)	345,329	56,993,098
SentinelOne Inc., Class A(a)	64,459	1,503,828
ServiceNow Inc.(a)	69,676	33,132,331
Smartsheet Inc., Class A(a)	44,680	1,404,292
Splunk Inc.(a)	55,975	4,951,548
Sprout Social Inc., Class A(a)	16,064	932,836
SPS Commerce Inc.(a)	12,675	1,432,909
Sumo Logic Inc.(a)	34,852	261,041
Synopsys Inc.(a)	53,272	16,178,706
Tenable Holdings Inc.(a)	32,635	1,481,955
Teradata Corp.(a)	36,352	1,345,388
Trade Desk Inc. (The), Class A(a)	153,719	6,439,289
Tyler Technologies Inc.(a)	14,444	4,802,341
UiPath Inc., Class A(a)(b)	96,330	1,752,243
Unity Software Inc.(a)(b)	57,752	2,126,429
Varonis Systems Inc.(a)	37,900	1,111,228
Verint Systems Inc.(a)	22,456	951,012
VMware Inc., Class A	70,172	7,998,205
Vonage Holdings Corp.(a)	88,999	1,676,741
Workday Inc., Class A(a)	68,972	9,627,112
Workiva Inc.(a)	16,731	1,104,079
Xperi Holding Corp.	35,414	511,024
Zendesk Inc.(a)	42,862	3,174,788
Zoom Video Communications Inc., Class A(a)	78,902	8,519,049
Zscaler Inc.(a)	27,899	4,171,179
Zuora Inc., Class A(a)(b)	41,687	373,099
		831,736,023
Technology Hardware, Storage & Peripherals — 10.1%
3D Systems Corp.(a)	45,109	437,557
Apple Inc.	2,217,141	303,127,518
Avid Technology Inc.(a)	12,189	316,305
Corsair Gaming Inc.(a)(b)	11,187	146,885
Dell Technologies Inc., Class C	95,243	4,401,179
Hewlett Packard Enterprise Co.	451,409	5,985,683
HP Inc.	366,751	12,022,098
NetApp Inc.	77,265	5,040,769
Pure Storage Inc., Class A(a)	97,527	2,507,419
Seagate Technology Holdings PLC	68,627	4,902,713
Super Micro Computer Inc.(a)	15,629	630,630
Western Digital Corp.(a)	108,732	4,874,456
Xerox Holdings Corp.	41,144	610,988
		345,004,200

Total Long-Term Investments — 99.9%
(Cost: $3,199,153,661)		3,426,668,131

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	86,725,744	$86,717,071
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	3,850,000	3,850,000

Total Short-Term Securities — 2.6%
(Cost: $90,574,492)		90,567,071

Total Investments in Securities — 102.5%
(Cost: $3,289,728,153)		3,517,235,202

Liabilities in Excess of Other Assets — (2.5)%		(87,127,944)

Net Assets — 100.0%		$3,430,107,258

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,304,568	$20,406,749	(a)	$—	$36,152	$(30,398)	$86,717,071	86,725,744	$50,947	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,479,000	2,371,000	(a)	—	—	—	3,850,000	3,850,000	7,438		—
					$36,152	$(30,398)	$90,567,071		$58,385		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index	13	09/16/22	$924	$(12,212)
E-Mini Technology Select Sector Index	18	09/16/22	2,310	(48,042)
				$(60,254)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,426,668,131	$—	$—	$3,426,668,131
Money Market Funds	90,567,071	—	—	90,567,071
	$3,517,235,202	$—	$—	$3,517,235,202
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(60,254)	$—	$—	$(60,254)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares